Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from/(used in) operating activities:
Income (Loss)	$ 1,115,351	$ (283,276)
Less: Net income from discontinued operations	(7,959,161)	(573,828)
Net loss from continuing operations	(6,843,810)	(857,104)
Adjustments to reconcile net income / (loss) to net cash from/(used in) operating activities:
Share-based compensation	640,207	338,229
Depreciation	714
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	1,734,442	(102,986)
Deferred tax assets	380,170	(293,969)
Other operating assets and liabilities	(523,416)	26,534
Cash flows used in operating activities - continuing operations	(4,611,693)	(889,296)
Cash flows from operating activities - discontinued operations	1,378,097	1,427,080
Cash flows from/(used in) operating activities	(3,233,596)	537,784
Cash flows used in investing activities:
Purchase of computer equipment	(14,279)
Cash flows used in investing activities - continuing operations	(14,279)
Cash flows used in investing activities	(14,279)
Cash flows from financing activities:
Proceeds from equity raise, net of issuance costs	22,820,892
Proceeds on exercise of stock options	34,479
Return of capital	(1,072,837)
Cash flows from financing activities - continuing operations	21,782,534
Cash flows used in financing activities - discontinued operations	(1,563,289)
Cash flows from financing activities	20,219,245
Change in cash for the year	16,971,370	(537,784)
Cash at beginning of the year	1,395,234	857,450
Cash at end of the year	$ 18,366,604	$ 1,395,234